UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

The Prudential Variable Contract Account-2

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2008

Date of reporting period: 6/30/2008

Item 1 – Reports to Stockholders

Prudential

Long-Term Growth Account

Semiannual report to participants

June 30, 2008

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2. Investors should consider the contract and the Account’s investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

It is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 to obtain descriptions of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission, at www.sec.gov and at the Fund’s website.

The Account’s Statement of Additional Information contains additional information about the members of the Account’s Committee and is available without charge upon request by calling 888-778-2888.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Participants may obtain copies of Form N-Q filings by calling 888-778-2888.

The Prudential Long Term Growth Program	Semiannual Report	June 30, 2008

Table of Contents

■	LETTER TO PARTICIPANTS

■	PORTFOLIO COMPOSITION

■	FINANCIAL REPORTS

A1 Schedule of Investments and Financial Statements

B1 Notes to Financial Statements

C1 Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Long-Term Growth Program Letter to Participants	June 30, 2008

■	DEAR PARTICIPANT,

A primary goal at Prudential is to help ensure our clients’ ongoing financial security. The Prudential Long-Term Growth Program semiannual report provides insight to our progress and information on how we accomplish this goal throughout the year.

As always, we want to remind you of the benefits of diversifying your investment portfolio. Especially now, as we experience a new level of market instability, diversification is a critical factor in protecting your investments. Diversification is the best way to balance risk and return, thereby helping to protect your funds when asset classes fluctuate. This method of investing can also help you achieve your long-term financial goals. Please keep in mind that diversification does not assure a profit or protect against loss in declining markets.

The first step in creating a diversified investment portfolio is to contact your financial professional. He or she will help you develop a comprehensive mix of assets that will be evaluated periodically over time with a focus on your financial objectives.

Thank you for selecting Prudential for your financial needs. We value your business and appreciate your trust as we help you prepare for the future.

Sincerely,

Judy A. Rice

President,

Variable Contract Account 2	July 31, 2008

Prudential Variable Contract Account-2 (VCA-2) Presentation of Portfolio Holdings — (unaudited)	June 30, 2008

VCA-2
Five Largest Holdings (% of Net Assets)
Kroger Co. (The)	2.8%
Occidental Petroleum Corp.	2.7%
H & R Block, Inc.	2.6%
NII Holdings, Inc.	2.4%
Waste Management, Inc.	2.2%

For a complete listing of holdings, refer to the Statement of Net Assets section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2008

LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS — 98.4%	Shares	Value (Note 2)
Biotechnology — 3.4%
Celgene Corp.(a)	22,200	$1,417,914
Genentech, Inc.(a)	92,700	7,035,930
Gilead Sciences, Inc.(a)	92,800	4,913,760

		13,367,604

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)	163,370	6,180,287
Merrill Lynch & Co., Inc.	115,100	3,649,821

		9,830,108

Chemicals — 1.2%
El Du Pont de Nemours & Co.	111,900	4,799,391

Commercial Banks — 1.3%
SunTrust Banks, Inc.	140,300	5,081,666

Commercial Services & Supplies — 2.2%
Waste Management, Inc.	229,300	8,646,903

Communications Equipment — 1.4%
QualComm, Inc.	124,200	5,510,754

Computers & Peripherals — 1.7%
Apple, Inc.(a)	28,600	4,788,784
NetApp, Inc.(a)	89,300	1,934,238

		6,723,022

Consumer Finance — 1.7%
SLM Corp.	336,900	6,519,015

Diversified Consumer Services — 3.8%
Career Education Corp.(a)	326,500	4,770,165
H & R Block, Inc.	473,300	10,128,620

		14,898,785

Diversified Financial Services — 1.6%
Citigroup, Inc.	367,000	6,150,920

Electric Utilities — 1.4%
Entergy Corp.	45,800	5,517,984

Energy Equipment & Services — 1.8%
Halliburton Co.	133,400	7,079,538

Food & Staples Retailing — 5.7%
CVS Caremark Corp.	138,800	5,492,316
Kroger Co. (The)	379,900	10,967,713
Wal-Mart Stores, Inc.	105,800	5,945,960

		22,405,989

Food Products — 3.6%
Cadbury PLC, ADR (United Kingdom)	146,308	7,362,219
ConAgra Foods, Inc.	347,800	6,705,584

		14,067,803

Health Care Providers & Services — 4.4%
Cardinal Health, Inc.	100,100	5,163,158
Omnicare, Inc.	282,200	7,399,284
Wellpoint, Inc.(a)	92,600	4,413,316

		16,975,758

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Household Products — 1.1%
Kimberly-Clark Corp.	72,500	$4,334,050

Independent Power Producers & Energy Traders — 1.7%
NRG Energy, Inc.(a)	152,100	6,525,090

Insurance — 3.3%
American International Group	169,000	4,471,740
Genworth Financial, Inc.	144,000	2,564,640
Loews Corp.	123,900	5,810,910

		12,847,290

Internet & Catalog Retail — 1.3%
IAC/InterActiveCorp.(a)	261,100	5,034,008

Internet Software & Services — 1.6%
Google, Inc. Class A(a)	12,000	6,317,040

IT Services — 1.3%
Infosys Technologies Ltd.	118,400	5,145,664

Media — 5.8%
Comcast Corp.	438,300	8,314,551
Liberty Global, Inc. Ser. C(a)	242,405	7,359,416
XM Satellite Radio Holdings, Inc.(a)	883,000	6,922,720

		22,596,687

Metals & Mining — 2.7%
Freeport-McMoRan Copper & Gold, Inc.	36,700	4,300,873
Lihir Gold Limited ADR (Papua New Guinea)(a)	199,000	6,322,230

		10,623,103

Multi-Utilities — 2.0%
Sempra Energy	141,600	7,993,320

Office Electronics — 1.9%
Xerox Corp.	546,800	7,414,608

Oil, Gas & Consumable Fuels — 18.0%
Devon Energy Corp.	60,500	7,269,680
Murphy Oil Corp.	74,200	7,275,310
Nexen, Inc.	216,200	8,593,950
Occidental Petroleum Corp.	118,200	10,621,452
Petroleo Brasileiro SA ADR (Brazil)	98,200	6,955,506
Suncor Energy, Inc.	125,000	7,265,000
Talisman Energy, Inc.	269,600	5,966,248
Valero Energy Corp.	98,800	4,068,584
Williams Cos, Inc.	134,600	5,425,726
XTO Energy, Inc.	99,800	6,837,298

		70,278,754

Paper & Forest Products — 1.1%
Domtar Corp.(a)	756,900	4,125,105

Pharmaceuticals — 5.2%
Mylan, Inc.	335,100	4,044,657
Schering-Plough Corp.	434,000	8,545,460
Wyeth	157,600	7,558,496

		20,148,613

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2008

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 2.2%
Marvell Technology Group Ltd.(a)	376,700	$6,652,522
Spansion Inc.(a)	841,300	1,892,925

		8,545,447

Software — 4.6%
Adobe Systems Incorporated(a)	109,100	4,297,449
CA, Inc.	224,800	5,190,632
Symantec Corp.(a)	426,900	8,260,515

		17,748,596

Thrifts & Mortgage Finance — 2.5%
Federal National Mortgage Association	228,700	4,461,937
People’s United Financial, Inc.	331,460	5,170,776

		9,632,713

Wireless Telecommunication Services — 4.4%
NII Holdings, Inc.(a)	200,400	9,516,996
Sprint Nextel Corp.	640,688	6,086,536
Virgin Mobile USA, Inc.(a)	505,500	1,390,125

		16,993,657

TOTAL COMMON STOCKS (Cost: $358,369,461)		383,878,985

CORPORATE BOND — 1.4%
	Principal Amount (000)
Oil, Gas & Consumable Fuels — 1.4%
Trident Subordinated., Unsec’d Note, PIK (Canada), Private Placement, 9.96000% due 8/12/12(b)(c) (Cost: $5,351,102; purchased 8/20/07)	$5,351	5,307,679

WARRANT
	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15(b)(c) (Cost: $0; purchased 8/20/07)	505,989	$50

TOTAL LONG-TERM INVESTMENTS (Cost: $363,720,563)		$389,186,714

SHORT-TERM INVESTMENTS — 0.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund- Taxable Money Market Series(d)(e) (Cost: $830,276)	830,276	830,276

TOTAL INVESTMENTS — 100.0% (Cost: $364,550,839)		$390,016,990

OTHER LIABILITIES, LESS ASSETS
Receivable for Securities Sold		1,342,218
Dividends Receivable		267,871
Payable for Pending Capital Transactions		(139,827)
Payable for Securities Purchased		(1,515,464)

LIABILITIES IN EXCESS OF OTHER ASSETS		(45,202)

NET ASSETS — 100%		$389,971,788

NET ASSETS, representing:
Equity of Participants — 9,638,848 Accumulation Units at an Accumulation Unit Value of $39.1450		377,312,338
Equity Of Annuitants		12,105,390
Equity of The Prudential Insurance Company of America		554,060

		$389,971,788

(a)	Non-income producing security.

(b)	Indicates an illiquid security.

(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $5,351,102. The aggregate value of $5,307,729 is approximately 1.4% of net assets.

(d)	As of June 30, 2008, two securities valued at $5,307,729 and representing 1.4% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.

(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

ADR	American Depository Receipt
PIK	Payment in Kind

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2008

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$384,709,261	$—
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	5,307,729	—

Total	$390,016,990	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$5,397,817
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(90,088)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$5,307,729

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Oil, Gas & Consumable Fuels	18.0%
Media	5.8
Food & Staples Retailing	5.7
Pharmaceuticals	5.2
Software	4.6
Health Care Providers & Services	4.4
Wireless Telecommunication Services	4.4
Diversified Consumer Services	3.8
Food Products	3.6
Biotechnology	3.4
Insurance	3.3
Metals & Mining	2.7
Capital Markets	2.5
Thrifts & Mortgage Finance	2.5
Commercial Services & Supplies	2.2
Semiconductors & Semiconductor Equipment	2.2
Multi-Utilities	2.0
Office Electronics	1.9
Energy Equipment and Services	1.8
Computers and Peripherals	1.7
Consumer Finance	1.7
Independent Power Producers & Energy Traders	1.7
Diversified Financial Services	1.6
Internet Software & Services	1.6
Communications Equipment	1.4
Corporate Bonds	1.4
Electric Utilities	1.4
Commercial Banks	1.3
Internet & Catalog Retail	1.3
IT Services	1.3
Chemicals	1.2
Household Products	1.1
Paper & Forest Products	1.1
Affiliated Money Market Mutual Fund	0.2

100.0
Liabilities in Excess of Other Assets	0.0

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $9,154 foreign withholding tax)	$2,867,697
Affiliated Dividend Income	383,510
Total Income	3,251,207
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(249,245)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(728,545)
Total Expenses	(977,790)
NET INVESTMENT INCOME	2,273,417
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Loss on Investment Transactions	(4,726,496)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(26,943,014)
NET LOSS ON INVESTMENTS	(31,669,510)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,396,093)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2008	2007
OPERATIONS
Net Investment Income	$2,273,417	$5,143,308
Net Realized Gain (Loss) on Investment Transactions	(4,726,496)	73,748,908
Net Change In Unrealized Appreciation (Depreciation) on Investments	(26,943,014)	(50,520,246)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,396,093)	28,371,970
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	7,615,125	16,454,106
Withdrawals and Transfers Out	(31,398,301)	(51,776,485)
Annual Administration Charges Deducted from Participants’ Accumulation Accounts	(400)	(8,249)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(19,191)	(46,032)
Variable Annuity Payments	(923,958)	(2,161,151)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(24,726,725)	(37,537,811)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(35,180)	(2,564,511)
TOTAL DECREASE IN NET ASSETS	(54,157,998)	(11,730,352)
NET ASSETS
Beginning of period	444,129,786	455,860,138
End of period	$389,971,788	$444,129,786

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
Investment Income	$.3166	$.6673	$.5815	$.4098	$.4502	$.3116
Expenses
Investment management fee	(.0245)	(.0526)	(.0453)	(.0380)	(.0331)	(.0269)
Assuming mortality and expense risks	(.0734)	(.1576)	(.1357)	(.1140)	(.0991)	(.0805)
Net Investment Income	.2187	.4571	.4005	.2578	.3180	.2042
Capital Changes
Net realized gain (loss) on investment transactions	(.4551)	6.6673	5.8433	3.1463	1.5269	(.3489)
Net change in unrealized appreciation (depreciation) of investments	(2.5684)	(4.6697)	(1.0553)	2.3659	.7360	6.9421
Net Increase (Decrease) in Accumulation Unit Value	(2.8048)	2.4547	5.1885	5.7700	2.5809	6.7974
Accumulation Unit Value
Beginning of period	41.9498	39.4951	34.3066	28.5366	25.9557	19.1583
End of period	$39.1450	$41.9498	$39.4951	$34.3066	$28.5366	$25.9557
Total Return**	(6.69)%	6.22%	15.12%	20.22%	9.94%	35.48%
Ratio of Expenses To Average Net Assets***	.50%†	.50%	.50%	.50%	.50%	.50%
Ratio of Net Investment Income To Average Net Assets***	.55%†	1.09%	1.10%	.84%	1.20%	.95%
Portfolio Turnover Rate	38%††	63%	55%	51%	62%	62%
Number of Accumulation Units Outstanding For Participants at end of period (000 omitted)	9,639	10,240	11,081	12,012	12,923	13,830

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-2.
†	Annualized
††	Not Annualized

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less .5% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the six months ended June 30, 2008, PICA has advised the Account it has not received any sales charges.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2008, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $151,566,024 and $171,003,691, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2008, the Account earned $383,510 by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2008, and year ended December 31, 2007, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2008	2007
Units issued	5,086,458	394,436
Units redeemed	(5,687,386)	(1,236,072)
Net decrease	(600,928)	(841,636)

Note 6:	Net Increase (Decrease) in Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) PICA’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the six months ended June 30, 2008 and year ended December 31, 2007, $0 and $975 of participant loan principal and interest has been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8:	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Supplemental Proxy Information (Unaudited)

A Special Meeting of persons having voting rights in The Prudential Variable Contract Account –2 was held on July 18, 2008. At the Meeting held on July 18, 2008, new Members of the Committee of The Prudential Variable Contract Account-2 (the Committee) were elected, as set forth below:

To elect as Members of the Committee the following 12 nominees:

David E.A Carson:
Affirmative:	9,772,729.976
Withhold:	64,232.591

Robert E. La Blanc:
Affirmative:	9,772,729.976
Withhold:	64,232.591

Douglas H. McCorkindale:
Affirmative:	9,767,568.905
Withhold:	69,393.662

Linda W. Bynoe:
Affirmative:	9,773,583.480
Withhold:	63,379.087

Richard A. Redeker:
Affirmative:	9,768,422.409
Withhold:	68,540.158

Robin B. Smith:
Affirmative:	9,772,729.976
Withhold:	64,232.591

Stephen G. Stoneburn
Affirmative:	9,768,422.409
Withhold:	68,540.158

Stephen P. Munn
Affirmative:	9,773,422.980
Withhold:	63,539.587

Judy A. Rice
Affirmative:	9,772,729.976
Withhold:	64,232.591

Robert F. Gunia
Affirmative:	9,772,729.976
Withhold:	64,232.591

Kevin J. Bannon
Affirmative:	9,772,729.976
Withhold:	64,232.591

Michael S. Hyland
Affirmative:	9,772,729.976
Withhold:	64,232.591

The Prudential Variable Contract Account - 2

The Members of the Committee (the “Committee”) of The Prudential Variable Contract Account – 2 (the “Fund”) oversee the management of the Fund, and, as required by law, determine annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 9, 2008 and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its participants.

In advance of the meeting, the Committee received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-, three-, five- and ten-year time periods ending December 31, 2007 with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Committee Members did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meeting on June 9, 2008.

The Committee Members determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee Members’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of The Prudential Variable Contract Account - 2

The Committee received and considered information about the Fund’s historical performance. The Committee considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Retail and Institutional Large-Cap Core Funds Performance Universe) was in the first quartile over the three- and five-year periods, although performance was in the third quartile over the one-year period and in the fourth quartile over the ten-year period. The Committee also noted that the Fund outperformed its benchmark index over the one-, three- and five-year periods. The Committee determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Committee considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile.

The Committee concluded that the management and subadvisory fees were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Committee concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interest of the Fund and its shareholders.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown below. Please be sure to have your contract number available when you call.

800-458-6333

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

Prudential Retirement, Prudential Financial, PRU, Prudential and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ and its affiliates.

IFS-A105483        LT.RS.001        Ed. 08/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2008

*	Print the name and title of each signing officer under his or her signature.